UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04894

Franklin Managed Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
Franklin Rising
Dividends Fund
A Series of Franklin Managed Trust
March 31, 2022
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Semiannual Report
1
Shareholder Letter
Dear Shareholder:
During the six months ended March 31, 2022, the U.S.
economy continued to recover from the COVID-19 pandemic
amid declining unemployment, rising wages and growing
business confidence. Although investors became concerned
that new, swiftly spreading COVID-19 variants could hinder
the economic recovery, growth accelerated in 2021’s
fourth quarter as the reopening of businesses, widespread
COVID-19 vaccinations and federal assistance programs
continued to boost consumer spending. Inflation remained
elevated during the reporting period, given supply and
demand imbalances related to the pandemic, higher energy
prices exacerbated by Russia’s invasion of Ukraine, and
broader price pressures.
During the reporting period, the U.S. Federal Reserve, in
its efforts to encourage ongoing U.S. economic activity,
continued quantitative easing measures to bolster credit
markets. However, the Federal Reserve decreased its
monthly asset purchases starting in November 2021,
increased its tapering in subsequent months and ended
purchases in March 2022. In support of its goal of achieving maximum employment and returning annual inflation to 2%
over the long term, the Federal Reserve raised the federal
funds rate by 0.25%, from a level of 0.25% to 0.50% at its
March meeting.
The 10-year U.S. Treasury yield was 1.52% on September
30, 2021, and it increased to 2.32% by the end of March
2022. In this environment, U.S. stocks, as measured by the
Standard & Poor’s
®
500 Index, posted a +5.92% total return.

We are committed to our long-term perspective and
disciplined investment approach as we conduct a rigorous,
fundamental analysis of securities with a regular emphasis
on investment risk management. We continue to focus on
what we consider high-quality, resilient business models with attractive cash flow generation capabilities.
The enclosed semiannual report for Franklin Rising
Dividends Fund includes more detail about prevailing
conditions during the period and a discussion about
investment decisions. We encourage you to discuss your
investment goals with your financial professional, who can
review your overall portfolio, reassess your goals and help
you stay focused on the long term. Please remember all
securities markets fluctuate, as do mutual fund prices.
We are grateful for the trust you have placed in Franklin
Rising Dividends Fund and look forward to continuing to
serve your investment needs.
Sincerely,
Nicholas Getaz, CFA
Senior Vice President
Portfolio Manager
Franklin Managed Trust
Matthew Quinlan
Senior Vice President
Portfolio Manager
Franklin Managed Trust
This letter reflects our analysis and opinions as of March 31,
2022, unless otherwise indicated. The information is not a
complete analysis of every aspect of any market, country,
industry, security or fund. Statements of fact are from
sources considered reliable.
CFA
®
is a trademark owned by CFA Institute.
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions.
See www.franklintempletondatasources.com for additional data provider information.

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Semiannual Report

Contents
Semiannual Report
Franklin Rising Dividends Fund 3
Performance Summary 6
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 17
Notes to Financial Statements 21
Shareholder Information 28
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Semiannual Report
SEMIANNUAL REPORT
Franklin Rising Dividends Fund
This semiannual report for Franklin Rising Dividends Fund
covers the period ended March 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation.
Preservation of capital, while not a goal, is also an important consideration. Under normal market conditions, the Fund
invests at least 80% of its net assets in companies that
have paid consistently rising dividends. The Fund invests
predominantly in equity securities, primarily common stock.
Companies that have paid consistently rising dividends
include those companies that currently pay dividends on
their common stocks and have maintained or increased
their dividend rate during the last four consecutive years.
The Fund may invest up to 25% of its total assets in foreign securities.
Performance Overview
For the six months under review, the Fund’s Class A shares
posted a +5.18% cumulative total return. In comparison, the
Fund’s benchmark, the Standard & Poor’s 500 Index (S&P
500
®
), which is designed to measure total U.S. equity market
performance, posted a +5.92% cumulative total return.
1
You can find more of the Fund’s performance data in the
Performance Summary beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
U.S. equities, as measured by the S&P 500
®
, posted a
+5.92% total return for the six months ended March 31,
2022.
1
Stocks benefited from the continued economic
recovery, as strong household balance sheets helped
consumers drive growth. However, elevated demand
combined with supply chain disruptions led to the highest
inflation since 1982. Russia’s invasion of Ukraine late in the six-month period injected further uncertainty into financial markets, provoking significant volatility in commodity and
equity prices. Rising interest rates also pressured stocks,
as borrowing costs began to increase from historically low
levels.
*Categories within the Other category are listed in full in the Fund's Schedule of
Investments (SOI), which can be found later in this report.
The U.S. economy continued to recover, and gross domestic
product growth was robust in the fourth quarter of 2021
as strong consumer spending and business investment
in growing inventories supported the economy. However,
rising prices precipitated a notable decline in consumer
confidence, despite high spending levels.
The inflation rate was elevated during the six-month period
amid increased demand and supply chain bottlenecks. U.S.
consumer spending on goods remained strong, adding
to pressure on the prices of many products. Energy costs
also rose, as oil prices increased significantly, driven by
greater global demand and sanctions on Russia, one of the
world’s largest oil producers. The personal consumption
Portfolio Composition
3/31/22
% of Total
Net Assets
Health Care Equipment & Supplies 10.2%
Chemicals 9.6%
Software 9.2%
Industrial Conglomerates 6.3%
Semiconductors & Semiconductor Equipment 6.2%
IT Services 6.1%
Aerospace & Defense 4.1%
Specialty Retail 3.4%
Health Care Providers & Services 3.1%
Machinery 3.0%
Oil, Gas & Consumable Fuels 2.9%
Pharmaceuticals 2.8%
Household Products 2.7%
Building Products 2.6%
Other* 26.2%
Short-Term Investments & Other Net Assets 1.6%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin Rising Dividends Fund

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Semiannual Report
expenditures index, a measure of inflation, rose dramatically during the period, representing the highest 12-month
increase in decades. The unemployment rate declined from
4.7% in September 2021 to 3.6% in March 2022 as job
openings increased, but a relative lack of available workers fueled wage growth, adding to some investors’ inflation
concerns.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate to a range of
0.25%–0.50%, the first such increase since 2018. The Fed
noted in its March 2022 meeting that strength in the U.S.
job market and continued inflationary pressure, exacerbated
by the war in Ukraine, meant it anticipated making further
increases to the federal funds target rate. Furthermore, the
Fed said it expected to begin reducing its bond holdings at a future meeting.
Investment Strategy
We base our investment strategy on our belief that
companies with consistently rising dividends should, over
time, also experience stock price appreciation. We select
portfolio securities based on several criteria. To be eligible for purchase, stocks generally will pass certain screening
criteria, such as consistent and substantial dividend
increases, reinvested earnings, and long-term debt that is
no more than 50% of total capitalization or senior debt that has been rated investment grade by at least one of the major bond rating organizations. We seek fundamentally sound
companies that meet our standards and attempt to acquire
them at what we believe are attractive prices. Alongside
traditional financial and economic analyses, the investment
manager assesses the potential impacts of material
environmental, social and governance factors on a company,
which the investment manager believes provide a measure
of the company’s sustainability.
Manager’s Discussion
During the six-month period through March 31, 2022, the
industrials, health care and information technology (IT)
sectors contributed to performance on an absolute basis.
The consumer discretionary and financials sectors were
modest detractors.
Among the contributors, enterprise software company
Microsoft contributed as the company reported strong
quarterly results, beating estimates for earnings and
revenue, and announced equally strong guidance. Growth in
its Azure cloud computing platform continued to be strong,
and we believe that the outlook for that segment appears
promising. Microsoft’s Windows operating system revenues
beat consensus expectations despite supply-chain issues,
as product deferrals have been lower than expected. In
our view, the company will likely continue to benefit from
customers who transform their businesses through cloud
and data technologies. Furthermore, we believe investors
may not yet appreciate Microsoft’s security activities or
the potential of its gaming business, where the company
announced a deal to acquire Activision Blizzard (not a Fund
holding).
Managed care and insurance company UnitedHealth
Group boosted returns amid balanced growth across the
company’s business units despite concerns surrounding the
omicron variant of COVID-19 and competition for Medicare
Advantage customers. UnitedHealth recently reported strong
earnings growth, bolstered by higher premiums and new-
member growth, the latter driven by Medicare Advantage
and other government benefits. The company reiterated
double-digit earnings growth guidance for 2022.
Integrated energy firm Chevron saw benefits from higher
oil and energy prices and strong demand. Chevron’s free
cash flow is higher than it has been in many years amid
strong financial results, in part because the company has
maintained capital discipline despite strong energy prices,
with a focus on dividends and increasing its target for share buybacks. Consensus earnings estimates have risen sharply.
Chevron also announced plans to acquire Renewable
Energy Group (not a Fund holding) as it continues efforts to grow its lower carbon energy businesses.
Top 10 Holdings
3/31/22
Company
Industry , Country
% of Total
Net Assets
a a
Microsoft Corp. 9.2%
Software, United States
Roper Technologies, Inc. 4.0%
Industrial Conglomerates, United States
Accenture plc 3.7%
IT Services, United States
Stryker Corp. 3.5%
Health Care Equipment & Supplies, United
States
Linde plc 3.3%
Chemicals, United Kingdom
Texas Instruments, Inc. 3.1%
Semiconductors & Semiconductor Equipment,
United States
Analog Devices, Inc. 3.1%
Semiconductors & Semiconductor Equipment,
United States
Raytheon Technologies Corp. 2.7%
Aerospace & Defense, United States
UnitedHealth Group, Inc. 2.6%
Health Care Providers & Services, United States
West Pharmaceutical Services, Inc. 2.5%
Life Sciences Tools & Services, United States

Franklin Rising Dividends Fund

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Semiannual Report
Conversely, water treatment and management company
Pentair weighed on performance. The company reported
strong sales and profit growth for the fourth quarter of 2021, but also suffered from supply chain disruptions and raw
materials shortages, which have impaired near term results.
In March, Pentair announced the $1.6 billion acquisition of
Manitowoc Ice, which makes commercial ice machines. We
remain constructive on the company, which has a healthy
order backlog and stands to benefit from demand for
sustainable and energy-efficient water solutions.
Medical technology company Medtronic declined as new
variants of COVID-19 and staffing challenges pressured
surgical volumes and weighed on the company’s revenue
results. Shares of Medtronic were also pressured by
several recalls and a warning letter issued by the Food and
Drug Administration about concerns it had at one of their
manufacturing facilities. Despite pandemic-related risks, we remain constructive on the firm’s pipeline, ability to innovate and focus on executing its strategy.
Ross Stores, the off-price apparel and home fashion retailer, also hindered performance as higher costs for freight,
wages and other pandemic-driven issues pressured profits
despite strong same-store sales figures. Concerns about
less affluent consumer spending also weighed on shares.
In our view, the company has managed supply constraints
well, which together with a higher average basket size than
many peers, has helped maintain a healthy financial profile.
Shares of Ross rallied from an early March low in the wake
of a strong earnings report, including announced plans to
open 100 new stores in 2022.
Thank you for your participation in Franklin Rising Dividends
Fund. We look forward to continuing to serve your
investment needs.
Nicholas Getaz, CFA
Co-Lead Portfolio Manager
Matthew Quinlan
Co-Lead Portfolio Manager
Amritha Kasturirangan, CFA
Nayan Sheth, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2022
Franklin Rising Dividends Fund

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Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/22
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A: 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
1
Average Annual
Total Return
2
–
A
3
6-Month +5.18% -0.60%
1-Year +14.51% +8.21%
5-Year +96.00% +13.12%
10-Year +229.93% +12.04%
Advisor
6-Month +5.31% +5.31%
1-Year +14.80% +14.80%
5-Year +98.47% +14.69%
10-Year +238.31% +12.96%
See page 7 for Performance Summary footnotes.

Franklin Rising Dividends Fund
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Value securities may not increase in price as anticipated or may decline further in value. For stocks paying dividends, dividends are not guaranteed, and can increase, decrease or be totally eliminated without notice. While smaller and midsize compa-
nies may offer substantial opportunities for capital growth, they also involve heightened risks and should be considered speculative. Historically, smaller and midsize-company securities have been more volatile in price than larger company securities, especially over the short term. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(10/1/21–3/31/22)
Share Class
Net Investment
Income
Short-Term
Capital Gain
Long-Term
Capital Gain Total
A $0.2322 $0.0069 $3.7349 $3.9740
C – $0.0069 $3.7349 $3.7418
R $0.1094 $0.0069 $3.7349 $3.8512
R6 $0.3872 $0.0069 $3.7349 $4.1290
Advisor $0.3528 $0.0069 $3.7349 $4.0946
Total Annual Operating Expenses
4
Share Class
A 0.85%
Advisor 0.60%

Your Fund’s Expenses
Franklin Rising Dividends Fund

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Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 10/1/21
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
a
Net
Annualized
Expense
Ratio
2
A $1,000 $1,051.80 $4.31 $1,020.73 $4.24 0.84%
C $1,000 $1,047.90 $8.13 $1,016.99 $8.00 1.59%
R $1,000 $1,050.40 $5.58 $1,019.49 $5.50 1.09%
R6 $1,000 $1,053.40 $2.69 $1,022.31 $2.65 0.53%
Advisor $1,000 $1,053.10 $3.03 $1,021.98 $2.98 0.59%

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
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The accompanying notes are an integral part of these financial statements. Semiannual Report

f
a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $90.55 $72.25 $67.81 $66.02 $58.98 $53.47
Income from investment operations
a
:
Net investment income
b
............. 0.34 0.63 0.69 0.73 0.70 0.69
Net realized and unrealized gains (losses) 4.35 18.30 5.84 3.97 8.40 6.75
Total from investment operations ........ 4.69 18.93 6.53 4.70 9.10 7.44
Less distributions from:
Net investment income .............. (0.23) (0.63) (0.71) (0.75) (0.66) (0.82)
Net realized gains ................. (3.74) — (1.38) (2.16) (1.40) (1.11)
Total distributions ................... (3.97) (0.63) (2.09) (2.91) (2.06) (1.93)
Net asset value, end of period .......... $91.27 $90.55 $72.25 $67.81 $66.02 $58.98
Total return
c
....................... 5.18% 26.31% 9.97% 7.55% 15.77% 14.36%
Ratios to average net assets
d
Expenses
e
........................ 0.84% 0.85% 0.86% 0.87% 0.87% 0.91%
Net investment income ............... 0.74% 0.74% 1.02% 1.16% 1.14% 1.25%
Supplemental data
Net assets, end of period (000’s) ........ $18,533,119 $17,819,162 $14,152,903 $13,214,451 $12,295,189 $11,626,959
Portfolio turnover rate ................ 1.13% 5.04% 9.11% 2.65% 1.63% 3.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $88.67 $70.77 $66.43 $64.73 $57.86 $52.50
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.01) (—)
c
0.18 0.25 0.24 0.28
Net realized and unrealized gains (losses) 4.27 17.95 5.75 3.88 8.25 6.62
Total from investment operations ........ 4.26 17.95 5.93 4.13 8.49 6.90
Less distributions from:
Net investment income .............. — (0.05) (0.21) (0.27) (0.22) (0.43)
Net realized gains ................. (3.74) — (1.38) (2.16) (1.40) (1.11)
Total distributions ................... (3.74) (0.05) (1.59) (2.43) (1.62) (1.54)
Net asset value, end of period .......... $89.19 $88.67 $70.77 $66.43 $64.73 $57.86
Total return
d
....................... 4.79% 25.37% 9.13% 6.75% 14.92% 13.49%
Ratios to average net assets
e
Expenses
f
......................... 1.59% 1.60% 1.61% 1.62% 1.62% 1.66%
Net investment income (loss) .......... (0.01)% (—)%
g
0.28% 0.41% 0.39% 0.50%
Supplemental data
Net assets, end of period (000’s) ........ $1,486,823 $1,572,738 $1,963,672 $2,375,567 $2,980,374 $2,907,500
Portfolio turnover rate ................ 1.13% 5.04% 9.11% 2.65% 1.63% 3.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.
g
Rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $90.21 $71.98 $67.56 $65.78 $58.76 $53.28
Income from investment operations
a
:
Net investment income
b
............. 0.23 0.42 0.52 0.57 0.55 0.57
Net realized and unrealized gains (losses) 4.32 18.24 5.82 3.96 8.37 6.71
Total from investment operations ........ 4.55 18.66 6.34 4.53 8.92 7.28
Less distributions from:
Net investment income .............. (0.11) (0.43) (0.54) (0.59) (0.50) (0.69)
Net realized gains ................. (3.74) — (1.38) (2.16) (1.40) (1.11)
Total distributions ................... (3.85) (0.43) (1.92) (2.75) (1.90) (1.80)
Net asset value, end of period .......... $90.91 $90.21 $71.98 $67.56 $65.78 $58.76
Total return
c
....................... 5.04% 26.00% 9.67% 7.28% 15.50% 14.07%
Ratios to average net assets
d
Expenses
e
........................ 1.09% 1.10% 1.11% 1.12% 1.12% 1.16%
Net investment income ............... 0.49% 0.49% 0.78% 0.91% 0.89% 1.00%
Supplemental data
Net assets, end of period (000’s) ........ $194,450 $192,325 $176,413 $194,827 $203,792 $227,179
Portfolio turnover rate ................ 1.13% 5.04% 9.11% 2.65% 1.63% 3.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $90.51 $72.21 $67.79 $65.97 $58.97 $53.46
Income from investment operations
a
:
Net investment income
b
............. 0.49 0.90 0.90 0.94 0.83 0.92
Net realized and unrealized gains (losses) 4.34 18.29 5.83 3.98 8.47 6.73
Total from investment operations ........ 4.83 19.19 6.73 4.92 9.30 7.65
Less distributions from:
Net investment income .............. (0.39) (0.89) (0.93) (0.94) (0.90) (1.03)
Net realized gains ................. (3.74) — (1.38) (2.16) (1.40) (1.11)
Total distributions ................... (4.13) (0.89) (2.31) (3.10) (2.30) (2.14)
Net asset value, end of period .......... $91.21 $90.51 $72.21 $67.79 $65.97 $58.97
Total return
c
....................... 5.34% 26.72% 10.33% 7.91% 16.18% 14.80%
Ratios to average net assets
d
Expenses
e
........................ 0.53% 0.53% 0.53% 0.53% 0.53% 0.52%
Net investment income ............... 1.06% 1.06% 1.35% 1.50% 1.48% 1.64%
Supplemental data
Net assets, end of period (000’s) ........ $2,706,052 $2,510,987 $2,187,987 $1,852,106 $1,743,486 $523,985
Portfolio turnover rate ................ 1.13% 5.04% 9.11% 2.65% 1.63% 3.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Financial Highlights
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended March
31, 2022
(unaudited)
Year Ended September 30,
2021 2020 2019 2018 2017
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $90.50 $72.21 $67.78 $65.98 $58.95 $53.45
Income from investment operations
a
:
Net investment income
b
............. 0.46 0.84 0.85 0.89 0.90 0.78
Net realized and unrealized gains (losses) 4.34 18.28 5.84 3.97 8.34 6.79
Total from investment operations ........ 4.80 19.12 6.69 4.86 9.24 7.57
Less distributions from:
Net investment income .............. (0.35) (0.83) (0.88) (0.90) (0.81) (0.96)
Net realized gains ................. (3.74) — (1.38) (2.16) (1.40) (1.11)
Total distributions ................... (4.09) (0.83) (2.26) (3.06) (2.21) (2.07)
Net asset value, end of period .......... $91.21 $90.50 $72.21 $67.78 $65.98 $58.95
Total return
c
....................... 5.31% 26.62% 10.25% 7.82% 16.07% 14.65%
Ratios to average net assets
d
Expenses
e
........................ 0.59% 0.60% 0.61% 0.62% 0.62% 0.66%
Net investment income ............... 0.99% 0.99% 1.28% 1.41% 1.39% 1.50%
Supplemental data
Net assets, end of period (000’s) ........ $4,443,556 $4,295,258 $3,421,716 $3,282,003 $2,883,129 $3,292,740
Portfolio turnover rate ................ 1.13% 5.04% 9.11% 2.65% 1.63% 3.09%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return is not annualized for periods less than one year.
d
Ratios are annualized for periods less than one year.
e
Benefit of waiver and payments by affiliates and expense reduction rounds to less than 0.01%.

Franklin Managed Trust
Schedule of Investments (unaudited), March 31, 2022
Franklin Rising Dividends Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks 98.4%
Aerospace & Defense 4.1%
General Dynamics Corp. .............................................. 1,667,690 $ 402,213,474
Raytheon Technologies Corp. .......................................... 7,373,428 730,485,512
1,132,698,986
Air Freight & Logistics 2.3%
United Parcel Service, Inc., B .......................................... 2,890,600 619,918,076
Banks 1.3%
JPMorgan Chase & Co. ............................................... 2,595,700 353,845,824
Beverages 1.7%
PepsiCo, Inc. ...................................................... 2,816,077 471,354,968
Biotechnology 1.5%
AbbVie, Inc. ....................................................... 2,579,200 418,114,112
Building Products 2.6%
Carlisle Cos., Inc. ................................................... 958,729 235,770,636
Johnson Controls International plc ....................................... 7,033,449 461,183,251
696,953,887
Capital Markets 1.1%
Nasdaq, Inc. ....................................................... 1,734,750 309,132,450
Chemicals 9.6%
Air Products and Chemicals, Inc. ........................................ 2,544,658 635,935,481
Albemarle Corp. .................................................... 2,678,200 592,283,930
Ecolab, Inc. ........................................................ 1,858,772 328,184,784
Linde plc .......................................................... 2,854,135 911,696,343
Sherwin-Williams Co. (The) ............................................ 651,900 162,727,278
2,630,827,816
Commercial Services & Supplies 1.9%
Cintas Corp. ....................................................... 1,230,700 523,527,473
Electrical Equipment 0.7%
nVent Electric plc ................................................... 5,068,468 176,281,317
Food & Staples Retailing 1.4%
Walmart, Inc. ...................................................... 2,616,764 389,688,495
Food Products 1.6%
McCormick & Co., Inc. ............................................... 4,319,600 431,096,080
Health Care Equipment & Supplies 10.2%
Abbott Laboratories .................................................. 4,669,700 552,705,692
Becton Dickinson and Co. ............................................. 2,452,656 652,406,496
Medtronic plc ...................................................... 5,558,600 616,726,670
Stryker Corp. ...................................................... 3,633,518 9 71,421,037
2,793,259,895
Health Care Providers & Services 3.1%
CVS Health Corp. ................................................... 1,341,000 135,722,610
UnitedHealth Group, Inc. .............................................. 1,409,600 718,853,712
854,576,322
Hotels, Restaurants & Leisure 2.1%
McDonald's Corp. ................................................... 1,916,554 473,925,473
Starbucks Corp. .................................................... 1,142,300 103,915,031
577,840,504
Household Products 2.7%
Colgate-Palmolive Co. ............................................... 3,696,810 280,329,102

Franklin Managed Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks
(continued)
Household Products (continued)
Procter & Gamble Co. (The) ........................................... 2,995,088 $ 457,649,447
737,978,549
Industrial Conglomerates 6.3%
Honeywell International, Inc. ........................................... 3,089,600 601,174,368
Roper Technologies, Inc. .............................................. 2,346,502 1,108,088,640
1,709,263,008
Insurance 0.6%
Erie Indemnity Co., A ................................................. 961,622 169,370,483
IT Services 6.1%
Accenture plc, A .................................................... 3,035,900 1,023,796,557
Visa, Inc., A ........................................................ 2,953,100 654,908,987
1,678,705,544
Life Sciences Tools & Services 2.5%
West Pharmaceutical Services, Inc. ...................................... 1,640,400 673,728,684
Machinery 3.0%
Donaldson Co., Inc. ................................................. 2,780,204 144,375,994
Dover Corp. ....................................................... 2,740,900 430,047,210
Pentair plc ........................................................ 4,386,368 237,785,009
812,208,213
Multiline Retail 2.3%
Target Corp. ....................................................... 2,987,291 633,962,896
Oil, Gas & Consumable Fuels 2.9%
Chevron Corp. ..................................................... 2,251,000 366,530,330
EOG Resources, Inc. ................................................ 2,129,600 253,912,208
Exxon Mobil Corp. ................................................... 2,213,200 182,788,188
803,230,726
Pharmaceuticals 2.8%
Johnson & Johnson ................................................. 2,879,600 510,351,508
Pfizer, Inc. ......................................................... 5,042,600 261,055,402
771,406,910
Road & Rail 2.0%
JB Hunt Transport Services, Inc. ........................................ 819,700 164,587,563
Norfolk Southern Corp. ............................................... 1,383,369 394,564,506
559,152,069
Semiconductors & Semiconductor Equipment 6.2%
Analog Devices, Inc. ................................................. 5,110,119 844,089,456
Texas Instruments, Inc. ............................................... 4,679,700 858,631,356
1,702,720,812
Software 9.2%
Microsoft Corp. ..................................................... 8,163,100 2,516,765,361
Specialty Retail 3.4%
Lowe's Cos., Inc. .................................................... 2,827,300 571,651,787
Ross Stores, Inc. ................................................... 3,983,150 360,315,749
931,967,536
Textiles, Apparel & Luxury Goods 2.1%
NIKE, Inc., B ....................................................... 4,158,800 559,608,128

Franklin Managed Trust
Schedule of Investments (unaudited)
Franklin Rising Dividends Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Shares
a
Value
a
Common Stocks
(continued)
Trading Companies & Distributors 1.1%
WW Grainger, Inc. ................................................... 576,000 $ 297,095,040
Total Common Stocks (Cost $10,003,723,951) ...................................
26,936,280,164
a a a a
Short Term Investments 1.6%
a
Money Market Funds 1.6%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 434,078,971 434,078,971
Total Money Market Funds (Cost $434,078,971) .................................
434,078,971
Total Short Term Investments (Cost $434,078,971 ) ...............................
434,078,971
a
Total Investments (Cost $10,437,802,922) 100.0% ...............................
$27,370,359,135
Other Assets, less Liabilities (0.0)%
†
...........................................
(6,359,044)
Net Assets 100.0% ...........................................................
$27,364,000,091
†
Rounds to less than 0.1% of net assets.
a
See Note 3(f) regarding investments in affiliated management investment companies.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
March 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Rising
Dividends Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $10,003,723,951
Cost - Non-controlled affiliates (Note 3f) ........................................................ 434,078,971
Value - Unaffiliated issuers .................................................................. $26,936,280,164
Value - Non-controlled affiliates (Note 3f) ........................................................ 434,078,971
Receivables:
Capital shares sold ........................................................................ 23,952,102
Dividends ............................................................................... 18,216,106
Total assets .......................................................................... 27,412,527,343
Liabilities:
Payables:
Capital shares redeemed ................................................................... 27,492,406
Management fees ......................................................................... 11,030,207
Distribution fees .......................................................................... 5,149,356
Transfer agent fees ........................................................................ 2,860,487
Accrued expenses and other liabilities ........................................................... 1,994,796
Total liabilities ......................................................................... 48,527,252
Net assets, at value ................................................................. $27,364,000,091
Net assets consist of:
Paid-in capital ............................................................................. $10,032,127,199
Total distributable earnings (losses) ............................................................. 17,331,872,892
Net assets, at value ................................................................. $27,364,000,091

Franklin Managed Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
March 31, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising
Dividends Fund
Class A:
Net assets, at value ....................................................................... $18,533,119,484
Shares outstanding ........................................................................ 203,055,058
Net asset value per share
a
.................................................................. $91.27
Maximum offering price per share (net asset value per share ÷ 94.50%) ................................ $96.58
Class C:
Net assets, at value ....................................................................... $1,486,823,379
Shares outstanding ........................................................................ 16,670,608
Net asset value and maximum offering price per share
a
............................................. $89.19
Class R:
Net assets, at value ....................................................................... $194,449,509
Shares outstanding ........................................................................ 2,138,811
Net asset value and maximum offering price per share ............................................. $90.91
Class R6:
Net assets, at value ....................................................................... $2,706,052,039
Shares outstanding ........................................................................ 29,668,719
Net asset value and maximum offering price per share ............................................. $91.21
Advisor Class:
Net assets, at value ....................................................................... $4,443,555,680
Shares outstanding ........................................................................ 48,717,281
Net asset value and maximum offering price per share ............................................. $91.21
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin Managed Trust
Financial Statements
Statement of Operations
for the six months ended March 31, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin Rising
Dividends Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $218,346,091
Non-controlled affiliates (Note 3f) ............................................................. 19,908
Total investment income ................................................................... 218,365,999
Expenses:
Management fees (Note 3 a ) ................................................................... 67,488,893
Distribution fees: (Note 3c )
    Class A ................................................................................ 23,320,485
    Class C ................................................................................ 7,874,172
    Class R ................................................................................ 495,360
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 8,547,740
    Class C ................................................................................ 722,218
    Class R ................................................................................ 90,808
    Class R6 ............................................................................... 327,648
    Advisor Class ............................................................................ 2,051,599
Custodian fees (Note 4 ) ...................................................................... 67,148
Reports to shareholders fees .................................................................. 1,042,670
Registration and filing fees .................................................................... 219,958
Professional fees ........................................................................... 60,972
Trustees' fees and expenses .................................................................. 110,643
Other .................................................................................... 205,284
Total expenses ......................................................................... 112,625,598
Expense reductions (Note 4 ) ............................................................... (259)
Expenses waived/paid by affiliates (Note 3f) .................................................... (201,595)
Net expenses ......................................................................... 112,423,744
Net investment income ................................................................ 105,942,255
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 505,067,715
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 755,553,368
Net realized and unrealized gain (loss) ............................................................ 1,260,621,083
Net increase (decrease) in net assets resulting from operations .......................................... $1,366,563,338

Franklin Managed Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin Rising Dividends Fund
Six Months Ended
March 31, 2022
(unaudited)
Year Ended
September 30, 2021
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $105,942,255 $189,564,236
Net realized gain (loss) ................................................. 505,067,715 1,138,367,633
Net change in unrealized appreciation (depreciation) ........................... 755,553,368 4,372,822,985
Net increase (decrease) in net assets resulting from operations ................ 1,366,563,338 5,700,754,854
Distributions to shareholders:
Class A ............................................................. (780,775,880) (123,233,405)
Class C ............................................................. (64,085,208) (1,284,451)
Class R ............................................................. (8,104,367) (991,909)
Class R6 ............................................................ (115,057,112) (25,572,427)
Advisor Class ........................................................ (193,961,628) (39,180,394)
Total distributions to shareholders .......................................... (1,161,984,195) (190,262,586)
Capital share transactions: (Note 2 )
Class A ............................................................. 573,885,840 89,855,692
Class C ............................................................. (96,330,242) (876,042,373)
Class R ............................................................. 552,587 (26,206,045)
Class R6 ............................................................ 175,394,560 (214,085,064)
Advisor Class ........................................................ 115,446,823 3,765,501
Total capital share transactions ............................................ 768,949,568 (1,022,712,289)
Net increase (decrease) in net assets ................................... 973,528,711 4,487,779,979
Net assets:
Beginning of period ..................................................... 26,390,471,380 21,902,691,401
End of period .......................................................... $27,364,000,091 $26,390,471,380

Franklin Managed Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Franklin Rising Dividends Fund
1. Organization and Significant Accounting Policies
Franklin Managed Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one
fund, Franklin Rising Dividends Fund (Fund) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund’s significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Trustees (the Board), the Fund's administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar
day of the reporting period. Any security valuation changes
due to an open foreign market are adjusted and reflected by
the Fund for financial reporting purposes.

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of March 31, 2022, the Fund has
determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Estimated
expenses are accrued daily. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
1. Organization and Significant Accounting Policies
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

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Franklin Rising Dividends Fund
(continued)
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Six Months Ended
March 31, 2022
Year Ended
September 30, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 10,040,701 $931,660,114 28,001,792 $2,396,387,733
Shares issued in reinvestment of distributions .......... 8,237,571 753,121,796 1,441,252 116,227,174
Shares redeemed ............................... (12,003,319) (1,110,896,070) (28,548,476) (2,422,759,215)
Net increase (decrease) .......................... 6,274,953 $573,885,840 894,568 $89,855,692
Class C Shares:
Shares sold ................................... 1,290,301 $117,938,411 2,974,475 $244,357,815
Shares issued in reinvestment of distributions .......... 702,749 62,938,207 16,473 1,262,551
Shares redeemed
a
.............................. (3,059,623) (277,206,860) (13,002,051) (1,121,662,739)
Net increase (decrease) .......................... (1,066,573) $(96,330,242) (10,011,103) $(876,042,373)
Class R Shares:
Shares sold ................................... 184,394 $17,050,670 374,978 $31,487,969
Shares issued in reinvestment of distributions .......... 88,370 8,053,798 12,304 983,014
Shares redeemed ............................... (266,042) (24,551,881) (705,900) (58,677,028)
Net increase (decrease) .......................... 6,722 $552,587 (318,618) $(26,206,045)
Class R6 Shares:
Shares sold ................................... 3,494,078 $322,164,830 7,140,675 $597,589,317
Shares issued in reinvestment of distributions .......... 1,193,866 108,958,392 301,474 24,224,113
Shares redeemed ............................... (2,763,195) (255,728,662) (9,998,994) (835,898,494)
Net increase (decrease) .......................... 1,924,749 $175,394,560 (2,556,845) $(214,085,064)
Advisor Class Shares:
Shares sold ................................... 3,888,577 $360,288,997 11,564,561 $1,007,087,021
Shares issued in reinvestment of distributions .......... 1,973,114 180,115,636 446,158 36,019,890
Shares redeemed ............................... (4,603,841) (424,957,810) (11,939,421) (1,039,341,410)
Net increase (decrease) .......................... 1,257,850 $115,446,823 71,298 $3,765,501
1. Organization and Significant Accounting Policies
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin Rising Dividends Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended March 31, 2022, the annualized gross effective investment management fee rate was 0.489% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% Over $5 billion, up to and including $10 billion
0.480% Over $10 billion, up to and including $20 billion
0.470% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of F und shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period :
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the period ended March 31, 2022, the Fund paid transfer agent fees of $11,740,013, of which $4,937,258 was retained by
Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended March 31, 2022, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $1,201,828
CDSC retained .............................................................................. $72,271
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Rising Dividends Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $ 351,254,684 $ 747,645,825 $ (664,821,538) $ — $ — $ 434,078,971 434,078,971 $ 19,908
Total Affiliated Securities ... $351,254,684 $747,645,825 $(664,821,538) $— $— $434,078,971 $19,908
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
g. Waiver and Expense Reimbursements
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until January 31, 2023.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended March 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
At March 31, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of corporate actions.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2022, aggregated
$306,804,217 and $694,314,323, respectively.
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
Cost of investments .......................................................................... $10,474,991,878
Unrealized appreciation ........................................................................ $16,991,270,050
Unrealized depreciation ........................................................................ (95,902,793)
Net unrealized appreciation (depreciation) .......................................................... $16,895,367,257
3. Transactions with Affiliates
(continued)

Franklin Managed Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin Rising Dividends Fund
(continued)
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2022, the Fund did not use the
Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedule of Investments.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Franklin Managed Trust
Shareholder Information

franklintempleton.com
Semiannual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust, on behalf of the Fund, files a complete schedule
of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, each
Fund's financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

158 S 05/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report and Shareholder Letter
Franklin Rising Dividends Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.                    N/A

Item 6. Schedule of Investments.                                  N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                    N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                              N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.                   N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures
. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.
(b) Changes in Internal Controls
. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                     N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906
SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
MANAGED TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  May 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  May 26, 2022